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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number: _____________________

   This Amendment (Check only one.): |_| is a restatement.

                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peak Investments, LLC
Address: 865 South Figueroa Street
         Suite 700
         Los Angeles, CA 90017

Form 13F File Number: 28-_____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ronald J. Krystyniak
Title: Member
Phone: 213-891-6311

Signature, Place, and Date of Signing:


  /s/ Ronald J. Krystyniak
----------------------------     Los Angeles, CA        10/17/06
         [Signature]              [City, State]          [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

                               The Cypress Funds LLC
     28- ___________________    Oakmont Corporation
      [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
Form 13F Information Table Entry Total:          43
Form 13F Information Table Value Total:     784,501
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  No.         Form 13F File Number               Name

_______   28-________________________   The Cypress Funds LLC
_______   28-________________________   Oakmont Corporation

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                           FORM 13F INFORMATION TABLE

                                                                  VALUE              INVESTMENT         OTHER             VOTING
NAME OF ISSUER                       TITLE OF CLASS    CUSIP    (X$100O)    SHARES   DISCRETION        MANAGERS         AUTHORITY
-----------------------------------  --------------  ---------  --------  ---------  ----------  ---------------------  ---------
AIRTRAN HOLDINGS INC                     Common      00949P108    18,687  1,883,800     Other     Oakmont Corporation      Sole
AIRTRAN HOLDINGS INC                     Common      00949P108    11,656  1,175,000     Other    The Cypress Funds LLC     Sole
ALLIED WORLD ASSURANCE                   Common      G0219G203     1,116     27,632     Other     Oakmont Corporation      Sole
AMERICA MOVIL, ADR SERIES L          Spon ADR L Shs  02364W105    16,646    422,800     Other     Oakmont Corporation      Sole
AMERICA MOVIL, ADR SERIES L          Spon ADR L Shs  02364W105    17,965    456,300     Other    The Cypress Funds LLC     Sole
APPLIED MATERIALS                        Common      038222l05     2,612    147,300     Other     Oakmont Corporation      Sole
APPLIED MATERIALS                        Common      038222105    12,145    685,000     Other    The Cypress Funds LLC     Sole
BAKER HUGHES INC.                        Common      057224107    18,953    277,900     Other     Oakmont Corporation      Sole
BAWER HUGHES INC.                        Common      057224107    13,101    192,100     Other    The Cypress Funds LLC     Sole
BOEING CO                                Common      097023105    28,023    355,400     Other     Oakmont Corporation      Sole
BOEING CO                                Common      097023105    16,559    210,000     Other    The Cypress Funds LLC     Sole
CAMECO CORPORATION                       Common      13321L108    26,363    720,900     Other     Oakmont Corporation      Sole
CAMECO CORPORATION                       Common      13321L108    16,138    441,300     Other    The Cypress Funds LLC     Sole
CATERPILLAR INC                          Common      149123101    89,940  1.366,876     Other     Oakmont Corporation      Sole
CATERPILLAR INC                          Common      149123101    13,752    209,000     Other    The Cypress Funds LLC     Sole
COMPUGEN LTD                             Common      M25722105       351    122,825     Other     Oakmont Corporation      Sole
DELPHI FINANCIAL GROUP, INC              Common      247131105    27,677    694,014     Other     Oakmont Corporation      Sole
ENCANA CORP                              Common      292505104    30,703    657,600     Other     Oakmont Corporation      Sole
ENCANA CORP                              Common      292504104    15,828    339,000     Other    The Cypress Funds LLC     Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common      35671D857     6,788    127,454     Other     Oakmont Corporation      Sole
FREEPORT MCMORAN COPPER & GOLD CL B      Common      35671D857    13,635    256,000     Other    The Cypress Funds LLC     Sole
FUELCELL ENERGY IMC                      Common      35952H106     6,975    916,600     Other    The Cypress Funds LLC     Sole
GENERAL ELECTRIC                         Common      369604103     6,774    191,900     Other     Oakmont Corporation      Sole
HEXCEL CORPORATION                       Common      428291108     1,416    100,100     Other     Oakmont Corporation      Sole
HEXCEL CORPORATION                       Common      428391108     7,794    550,800     Other    The Cypress Funds LLC     Sole
HILTON HOTELS CORP                       Common      432848109    20,590    739,300     Other     Oakmont Corporation      Sole
INCO LTD                                 Common      453258402    17,855    234,100     Other    The Cypress Funds LLC     Sole
INVESTORS FINANCIAL SERVICES CORP        Common      461915100   149,865  3,478,768     Other     Oakmont Corporation      Sole
INVESTORS FINANCIAL SERVICES CORP        Common      461915100    18,214    422,800     Other    The Cypress Funds LLC     Sole
KANSAS CITY SOUTHERN                     Common      485170302    17,096    626,000     Other     Oakmont Corporation      Sole
MAXIM INTEGRATED PRODUCTS                Common      57772K101    10,109    360,000     Other    The Cypress Funds LLC     Sole
MCMORAN EXPLORATION CO                   Common      582411104     6,292    354,677     Other     Oakmont Corporation      Sole
MCMORAN EXPLORATION CO                 NOTE 6.00%    582411AB0     3,747  2,750,000     Other     Oakmont Corporation      Sole
MCMORAN EXPLORATION CO                   Common      582411104    18,510  1,014,400     Other    The Cypress Funds LLC     Sole
NEKTAR THERAPEUTIC                       Common      640268108     1,347     93,500     Other     Oakmont Corporation      Sole
NEKTAR THERAPEUTIC                       Common      640268108    10,087    700,000     Other    The Cypress Funds LLC     Sole
SEI INVESTMENTS CO                       Common      784117103     3,540     63,000     Other     Oakmont Corporation      Sole
STRATUS PROPERTIES INC                   Common      863167201     2,988     92,339     Other     Oakmont Corporation      Sole
SYNTROLEUM CORP                          Common      871630109    19,473  7,299,777     Other     Oakmont Corporation      Sole
TRANSOCEAN INC                           Common      G90078109    23,470    320,500     Other     Oakmont Corporation      Sole
TRANSOCEAN INC                           Common      G90078109    12,735    173,900     Other    The Cypress Funds LLC     Sole
UNIVISION COMMUNICATIONS INC             Common      914906102    10,834    315,500     Other     Oakmont Corporation      Sole
UNIVISION COMMUNICATIONS INC             Common      914906102    16,202    471,800     Other    The Cypress Funds LLC     Sole
                                                                 -------
                                                                 784,501
                                                                 -------